BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 2) - Yandex.Money RUB in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013 USD ($)	Jul. 31, 2013 RUB	Dec. 31, 2015 RUB	Dec. 31, 2013 RUB	Jul. 04, 2013 RUB
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Percentage of interest in the charter capital sold	75.00%	75.00%	75.00%	75.00%
Consideration for sale of interest	$ 59.1	RUB 1,964
Gain on sale and deconsolidation of the subsidiary		RUB 2,035
Percentage of noncontrolling interest held by parent	25.00%	25.00%
Amount of noncontrolling interest in addition to ownership percentage		RUB 1
Assets held for sale
Cash and cash equivalents					RUB 1,195
Term deposits					280
Funds receivable, net					192
Goodwill					378
Other					120
Total assets held for sale					2,165
Liabilities related to assets held for sale
Funds payable and amounts due to customers					1,653
Other					52
Total liabilities related to assets held for sale					RUB 1,705
Maximum
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Amount of interest excluded from the percentage of interest sold in the charter capital		RUB 1	RUB 1	RUB 1